Capital Stock - Series C Preferred Stock - Additional Information (Detail) (USD $)		1 Months Ended	12 Months Ended						9 Months Ended
	Dec. 31, 2007	Aug. 20, 2008 Series C Preferred Stock [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Jan. 22, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Sep. 23, 2008 Series C Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member]
Class of Stock [Line Items]
Total number of shares of common stock sold		3,000,000
Convertible shares of common stock	$ 1.00	$ 0.25			$ 0.25
Anti dilutive securities excluded from computation of earnings per share amount			250,000
Liquidation premium			6.00%
Number of Preferred Stock sold		700,000						1,300,000
Beneficial conversion feature			$ 720,000
Preferred stock, shares outstanding				0		2,000,000	2,000,000
Conversion of convertible shares									8,000,000